Rule 497(e)

Registration No. 033-16905

[CHAPMAN AND CUTLER LLP LETTERHEAD]

July 3, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc. (Registration No. 033-16905)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”) and its series, Nuveen High Income Bond Fund, Nuveen Strategic Income Fund, Nuveen Real Estate Securities Fund, Nuveen Dividend Value Fund, Nuveen Equity Index Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Value Fund and Nuveen Small Cap Select Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on June 16, 2014.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours, CHAPMAN AND CUTLER LLP
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures